Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment
Property and Equipment

(DKK million)	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment

2024
Cost at January 1	684	908	39	1,631
Additions for the year	5	81	116	202
Acquisitions through business combinations	11	41	-	52
Transfers between the classes	10	38	(48)	-
Disposals for the year	(5)	(86)	(4)	(95)
Exchange rate adjustment	16	9	-	25

Cost at December 31	721	991	103	1,815

Accumulated depreciation and impairment at January 1	(194)	(482)	-	(676)
Depreciation for the year	(75)	(158)	-	(233)
Exchange rate adjustment	(7)	(4)	-	(11)
Accumulated depreciation on disposals	5	78	-	83
Accumulated depreciation and impairment at December 31	(271)	(566)	-	(837)
				.
Carrying amount at December 31	450	425	103	978

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2023
Cost at January 1	412	649	233	1,294
Additions for the year	6	129	222	357
Transfers between the classes	276	134	(410)	-
Disposals for the year	-	-	(6)	(6)
Exchange rate adjustment	(10)	(4)	-	(14)

Cost at December 31	684	908	39	1,631

Accumulated depreciation and impairment at January 1	(132)	(363)	-	(495)
Depreciation for the year	(64)	(121)	-	(185)
Exchange rate adjustment	2	2	-	4
Accumulated depreciation and impairment at December 31	(194)	(482)	-	(676)
				.
Carrying amount at December 31	490	426	39	955

		2024	2023	2022
(DKK million)
Depreciation and impairment included in the income statement as follows:
Research and development expenses		197	140	108
Selling, general and administrative expenses		36	45	38

Total		233	185	146

Parent Company | Reportable Legal Entities
Property and Equipment
Property and Equipment

6 – Property and Equipment

(DKK million)	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment

2024
Cost at January 1	78	82	-	160
Additions for the year	-	2	2	4
Transfers between the classes	-	1	-	1
Disposals for the year	(4)	(9)	(2)	(15)

Cost at December 31	74	76	-	150

Accumulated depreciation and impairment at January 1	(7)	(24)	-	(31)
Depreciation for the year	(4)	(19)	-	(23)
Disposals for the year	4	9	-	13

Accumulated depreciation and impairment at December 31	(7)	(34)	-	(41)

Carrying amount at December 31	67	42	-	109

(DKK million)	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment

2023
Cost at January 1	4	24	17	45
Additions for the year	5	10	100	115
Transfers between the classes	69	48	(117)	-
Disposals for the year	-	-	-	-

Cost at December 31	78	82	-	160

Accumulated depreciation and impairment at January 1	(4)	(15)	-	(19)
Depreciation for the year	(3)	(9)	-	(12)
Disposals for the year	-	-	-	-

Accumulated depreciation and impairment at December 31	(7)	(24)	-	(31)

Carrying amount at December 31	71	58	-	129

(DKK million)			2024	2023

Depreciation and impairment included in the income statement as follows:
Research and development expenses			18	6
Selling, general and administrative expenses			5	6

Total			23	12

Refer to Note 3.2 in the consolidated financial statements for additional information regarding property and equipment of the Group.